Consolidated Statement of Changes in Equity - NZD ($) $ in Thousands	Share Capital [Member]	Accumulated Losses [Member]	Foreign Currency Translation Reserve [Member]	Total
Balance at Jan. 31, 2018	$ 68,727	$ (72,431)	$ (2,006)	$ (5,710)
Loss for the half year		(26,094)		(26,094)
Other comprehensive income/(loss) for the half year			(420)	(420)
Total comprehensive loss for the half year		(26,094)	(420)	(26,515)
Issuance of new shares	30,101			30,101
Issuance of new shares from business combinations	14,196			14,196
Conversion of convertible notes	4,159			4,159
Balance at Jul. 31, 2018	117,183	(98,525)	(2,426)	16,232
Balance at Jan. 31, 2019	134,183	(121,651)	(2,013)	10,519
Adoption of IFRS 16 (Note 4)		(639)		(639)
Restated total equity	134,183	(122,290)	(2,013)	9,880
Loss for the half year		(28,729)		(28,729)
Other comprehensive income/(loss) for the half year			1,514	1,514
Total comprehensive loss for the half year		(28,729)	1,514	(27,215)
Issuance of new shares	19,713			19,713
Warrants issued	191			191
Conversion of debt	1,449			1,449
Balance at Jul. 31, 2019	$ 155,536	$ (151,019)	$ (499)	$ 4,018